S000057732 [Member] Expense Example - Morningstar Defensive Bond Fund - Institutional	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 887